                                   EXCELSIOR
                           Venture Investors III, LLC



                               SEMI-ANNUAL REPORT


                                 April 30, 2001

To Our Members of Excelsior Venture Investors III, LLC:

  Enclosed, please find the semi-annual report for Excelsior Venture Investors III, LLC through April 30, 2001.

  Excelsior Venture Investors III held its initial closing on April 6, 2001 and its final closing on May 11, 2001. In accordance with the prospectus, it has principally invested the proceeds in Excelsior Venture Partners III, LLC, which successfully raised approximately $150 million. After the closing of Excelsior Venture Partners III, the proceeds were placed in a cash management program and will remain in such until the time that they are invested. We are actively pursuing several investment opportunities for the Fund.

  We thank you again for your support and are committed in creating value for you as an investor over the life of the Fund.

Best regards,


                                          /s/ Douglas Lindgren
/s/ David Fann                            Douglas Lindgren
David Fann                                Co-CEO and Chief Investment Officer
Co-CEO and President

Excelsior Venture Investors III, LLC
Statement of Assets and Liabilities (Unaudited)
April 30, 2001


  ASSETS:
   Investment in Excelsior Venture Partners III, LLC, at market value (Cost $71,882,300) (Note 1)...............................  $72,061,795
   Deferred offering costs (Note 1)................................      297,800
                                                                     -----------
   Total Assets....................................................   72,359,595
  LIABILITIES:
   Offering costs payable (Note 1).................................      297,800
                                                                     -----------
   Total Liabilities...............................................      297,800
                                                                     -----------
  NET ASSETS.......................................................  $72,061,795
                                                                     ===========
  NET ASSETS CONSIST OF:
   Paid-in capital.................................................  $71,882,300
   Unrealized appreciation on investment...........................      179,495
                                                                     -----------
  Total Net Assets.................................................  $72,061,795
                                                                     ===========
  Units of Membership Interests Outstanding (no par value, 400,000
  authorized)......................................................      143,765
                                                                     ===========
  NET ASSET VALUE PER UNIT.........................................  $    501.25
                                                                     ===========


      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Investors III, LLC
Statement of Operations
For the period from April 6, 2001 (commencement of operations) through April 30, 2001 (Unaudited)


  NET INTEREST INCOME ALLOCATED FROM EXCELSIOR VENTURE PARTNERS,
  III, LLC:
   Interest......................................................... $180,668
                                                                     --------
   Net Interest income allocated from Excelsior Venture Partners
   III, LLC.........................................................  180,668
                                                                     --------
  NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM
  EXCELSIOR VENTURE PARTNERS III, LLC: (NOTE 1)
   Change in unrealized appreciation on Investments.................   (1,173)
                                                                     --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $179,495
                                                                     ========

      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Investors III, LLC
Statement of Changes in Net Assets
For the period from April 6, 2001 (commencement of operations) through April 30, 2001 (Unaudited)


  OPERATIONS:
   Net investment gain.............................................  $   179,495
                                                                     -----------
   Net increase in net assets resulting from operations............      179,495
                                                                     -----------
  TRANSACTIONS IN UNITS OF MEMBERSHIP INTERESTS:
   Proceeds from units sold........................................   71,772,300
                                                                     -----------
  Net increase in net assets.......................................   71,951,795
  NET ASSETS:
   Beginning of period.............................................      110,000
                                                                     -----------
   End of period...................................................  $72,061,795
                                                                     ===========
  Membership Interest Transactions:
   Units issued....................................................      143,765
                                                                     -----------
  Net Increase in Units Outstanding................................      143,765
                                                                     ===========

      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Investors III, LLC
Financial Highlights
For the period from April 6, 2001 (commencement of operations) through April 30, 2001 (Unaudited)


 Per Unit Operating Performance:(1),(2)

  NET ASSET VALUE, BEGINNING OF PERIOD................................  $500.00
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..............................................     1.26
   Net realized and unrealized gain (loss) on investment
   transactions.......................................................    (0.01)
                                                                        -------
   Total from investment operations...................................     1.25
                                                                        -------
  Less distributions..................................................      --
  NET ASSET VALUE, END OF PERIOD......................................   501.25
  TOTAL NET ASSET VALUE RETURN(4).....................................     0.25%
                                                                        =======
  RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)....................................   72,062
   Ratios to average net assets:(2),(3)
   Expenses...........................................................      --
   Net investment income..............................................     3.50%

(1) Selected data for a unit of membership interest outstanding through the period.
(2) The per unit amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of Excelsior Venture Partners III, LLC.
(3) Annualized
(4) Not annualized

     Notes to Financial Statements are an integral part of this Statement

                     EXCELSIOR VENTURE INVESTORS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                                April 30, 2001
                                  (Unaudited)

Note 1 -- Significant Accounting Policies

  Excelsior Venture Investors III, LLC (the "Fund") is a non-diversified, closed-end management investment company which has registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and which has registered its securities for sale under the Securities Act of 1933. The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund is authorized to offer 400,000 of units of membership interests ("units") with no par value. The minimum subscription is $25,000. The Fund commenced operations on April 6, 2001.

  The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the "Portfolio"), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company, or "BDC", under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

  Certain costs incurred and to be incurred in connection with the initial offering of units of the Fund are estimated at $297,800, comprised of $165,000 for legal and consulting fees, $30,000 for printing, $30,000 for advertising and marketing, $52,800 in registration, and $20,000 in other offering costs. Each member's share of these costs will be deducted from his or her initial capital contribution on or shortly after the final subscription closing. As of April 30, 2001, the Fund has sold 143,765 units.

  The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  A. Investment Valuation:

    The valuation of the Fund's assets is dependent on the valuation of the Portfolio's investment securities. Because the Fund invests its assets in interests in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). As of April 30, 2001 the market value of the Fund's investment in the Portfolio was $72,061,795 and represented an ownership of 58.76% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation, or if no sale occurred, at the mean between the latest bid and ask prices. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Managers and pursuant to procedures established and periodically reviewed by the Board of Managers. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund's interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio may make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

  B. Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  C. Investment Income:

    The Fund earns interest income net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its pro-rata investment in the Portfolio.

  D. Dividends to shareholders:

    Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least once a year.

  E. Federal Income Taxes:

    Currently, under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal income tax purposes. By reason of this treatment the Fund will itself not be subject to federal income tax. Rather, each member, in computing Federal income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

  F. Expenses

    The Fund bears all costs of its operations.

Note 2 -- Investment Advisory Fee and Related Party Transactions

  U.S. Trust Company serves as Investment Adviser to both the Fund and the Portfolio. United States Trust Company of New York ("U.S. Trust NY") serves as Investment Sub-Advisor of the Portfolio pursuant to an investment Sub-Advisory Agreement with the Investment Adviser and the Portfolio. U.S. Trust Company will be responsible for investing assets not invested in the Portfolio. In return for its services and expenses which the U.S. Trust Company assumes under the Investment Advisory Agreement, the Fund will pay the U.S. Trust Company, an advisory fee equal to an annual rate equal to 0.1% of the Fund's average quarterly net assets, that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio. Through the fifth anniversary of the Portfolio's final subscription closing date, the Portfolio will pay U.S. Trust Company a management fee at an annual rate equal to 2.00% of the Portfolio's average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest on all direct investments in the Portfolio. The Incentive Carried Interest is an amount equal to 20% of the cumulative realized capital gains on all direct investments determined net of cumulative realized and unrealized losses on all investments of any type for assets invested in the Portfolio. The Incentive Carried Interest will be determined annually as of the end of each fiscal year. Pursuant to the Investment Sub-Advisory Agreement, U.S. Trust Company pays an investment management fee to U.S. Trust NY.

  U.S Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a state-chartered bank and trust company and a member of the Federal Reserve System. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of Charles Schwab Corporation ("Schwab").

  Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as Administrator, Accounting and Investor Servicing Agent. In addition, PFPC Trust Company serves as the Fund's custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.065% and 0.03% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses.

  Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Fund's distributor. U.S. Trust Company or an affiliate will pay the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received from its offering. Pursuant to the Distribution Agreement, the Distributor may enter into agreements with one or more financial intermediaries ("Selling Agents") relating to the purchase of units through such Selling Agents acting as brokers or agents for their customers. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Fund from its offering.

Note 3 -- Contingent Liabilities

  The Fund has entered into an agreement with the Distributor whereby the Distributor will pay the organizational expenses of the Fund if the Fund receives less than $75,000,000 in subscriptions from its initial public offering of units. In the event the Fund does receive subscriptions totaling $75,000,000 or more, the Fund will pay its own organizational expenses, and each member's share of these costs will be deducted from his or her initial capital contribution on or shortly after the final subscription closing. The Fund estimates that organizational expenses total $10,000 in legal fees. As a result of the Fund's final closing held on May 11, 2001, the Fund will pay the organizational expenses.

Note 4 -- Subsequent Events

  On May 11, 2001 the Fund completed its second closing at which the Fund admitted 176 new members and received $23,047,200 of additional capital. The new members were issued 46,094 units of the Fund. Of the additional capital received from the second closing, the Fund invested $21,466,000 in the Portfolio, which increased its percentage ownership of the Portfolio to 63.24%.

  On May 17, 2001 the Fund paid a dividend to its members of record on May 11, 2001 of $1.99 per unit.

Excelsior Venture Partners III, LLC
Schedule of Investments
April 30, 2001 (Unaudited)

  Principal                         Value
    Amount                         (Note 1)
  ---------                      ------------
 Short-Term Investments -- 97.60%
 $100,000,000 Federal Home       $ 99,818,333
              Loan Mortgage
              Corp. 4.36%,
              05/04/01........
              Asset
              Securitization
              Cooperation
              Corp. 4.37%,
   10,000,000 06/08/01........      9,939,305
              Merrill Lynch &
              Co. Inc. 4.31%,
   10,000,000 06/22/01........      9,921,380
                                 ------------
 TOTAL INVESTMENTS
 (Cost
 $119,681,016*).....      97.60%  119,679,018
 OTHER ASSETS IN
 EXCESS OF
 LIABILITIES........       2.40     2,959,455
                      ---------  ------------
 TOTAL NET ASSETS...     100.00% $122,638,473
                      =========  ============

--------
* Aggregrate cost for Federal tax and book purposes.

      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Partners III, LLC
Statement of Assets and Liabilities (Unaudited)
April 30, 2001


  ASSETS:
   Investments, at market value (Cost $119,681,016) (Note 1).....  $119,679,018
   Cash and cash equivalents.....................................     2,785,188
   Deferred offering costs (Note 1)..............................     1,356,200
   Other Assets..................................................       174,267
                                                                   ------------
   Total Assets..................................................   123,994,673
  LIABILITIES:
   Offering costs payable (Note 1)...............................     1,356,200
                                                                   ------------
   Total Liabilities.............................................     1,356,200
                                                                   ------------
  NET ASSETS.....................................................  $122,638,473
                                                                   ============
  NET ASSETS consist of:
   Paid-in capital...............................................  $122,332,800
   Undistributed net investment gain.............................       307,671
   Unrealized depreciation on investments........................        (1,998)
                                                                   ------------
  Total Net Assets...............................................  $122,638,473
                                                                   ============
  Units of Membership Interests Outstanding (Unlimited number of
  no par value units authorized).................................       244,666
                                                                   ============
  NET ASSET VALUE PER UNIT.......................................  $     501.25
                                                                   ============


      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Partners III, LLC
Statement of Operations
For the period from April 5, 2001 (commencement of operations) through April 30, 2001 (Unaudited)


  INVESTMENT INCOME:
   Interest income...................................................  $307,671
                                                                       --------
  EXPENSES:
   Total expense.....................................................       --
  NET INVESTMENT INCOME..............................................   307,671
                                                                       --------
  NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS: (Note 1)
   Change in unrealized depreciation on investments..................    (1,998)
                                                                       --------
  NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS..................    (1,998)
                                                                       --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $305,673
                                                                       ========

      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Partners III, LLC
Statement of Changes in Net Assets
For the period from April 5, 2001 (commencement of operations) through April 30, 2001 (Unaudited)


  OPERATIONS:
   Net investment income.........................................  $    307,671
   Net change in unrealized depreciation on investments..........        (1,998)
                                                                   ------------
   Net increase in net assets resulting from operations..........       305,673
                                                                   ------------
  TRANSACTIONS IN UNITS OF MEMBERSHIP INTERESTS
   Proceeds from units sold......................................   122,332,300
                                                                   ------------
  Net Increase in Net Assets.....................................   122,637,973
  NET ASSETS:
   Beginning of period...........................................           500
   End of period.................................................   122,638,473
                                                                   ============
  Membership Interests Transactions
   Units issued..................................................       244,666
                                                                   ------------
  Net Increase in Units Outstanding..............................  $    244,666
                                                                   ============

      Notes to Financial Statements are an integral part of this Statement

Excelsior Venture Partners III, LLC
Financial Highlights
For the period from April 5, 2001 (commencement of operations) through April 30, 2001 (Unaudited)


  Per Unit Operating Performance(1)
  NET ASSET VALUE, BEGINNING OF PERIOD............................... $500.00
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.............................................    1.26
   Net realized and unrealized gain (loss) on investment
   transactions......................................................   (0.01)
                                                                      -------
    Total from investment operations.................................    1.25
                                                                      -------
  Less distributions.................................................     --
  NET ASSET VALUE, END OF PERIOD.....................................  501.25
  TOTAL NET ASSET VALUE RETURN(3)....................................    0.25%
                                                                      =======
  RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)................................... 122,638
  Ratios to average net assets:(2)
   Expenses..........................................................     --
   Net investment income.............................................    3.50%
  Portfolio turnover rate............................................    0.00%

(1) Selected data for a unit of membership interest outstanding through the period.
(2) Annualized
(3) Not annualized

      Notes to Financial Statements are an integral part of this Statement

                      Excelsior Venture Partners III, LLC

                         Notes to Financial Statements
                                April 30, 2001
                                  (Unaudited)

Note 1 -- Significant Accounting Policies

  Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which has elected to be treated as a business development company under the Investment Company Act, and which has registered its securities for sale under the Securities Act of 1933. The Company was established as a Delaware limited liability company on February 18, 2000. The Company is authorized to offer an unlimited number of units of membership interests ("units") with no par value. The minimum subscription is $100,000. As of April 30, 2001 the Company has sold 244,666 units. The Company commenced operations on April 5, 2001.

  Certain costs incurred and to be incurred in connection with the initial offering of units are estimated at $1,356,200, comprised of $1,025,000 for legal and consulting, $30,000 for printing, $50,000 for advertising and marketing, $231,200 in registration, and $20,000 in other offering costs. Each member's share of these costs will be deducted from his, her or its initial capital contribution on or shortly after the final subscription closing.

  The following is a summary of the Company's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  A. Investment Valuation:

    The Company values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation, or if no sale occurred, at the mean between the latest bid and ask prices. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Managers and pursuant to procedures established and periodically reviewed by the Board of Managers. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

  B. Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  C. Federal income taxes:

    Currently, under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for Federal income tax purposes. By reason of this treatment the Company will itself not be subject to Federal income tax. Rather, each member, in computing Federal income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

Note 2 -- Investment Advisory Fee and Related Party Transactions

  U.S. Trust Company serves as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. United States Trust Company of New York ("U.S. Trust NY") serves the Investment Sub-Adviser to the Company pursuant to an Investment Sub-Advisory Agreement among U.S. Trust NY, U.S. Trust Company and the Company. In return for its services and expenses which the U.S. Trust Company assumes under the Investment Advisory Agreement, the Company will pay U.S. Trust Company, on a quarterly basis, a management fee at an annual rate equal to 2.00% of the Company's average quarterly net assets through the fifth anniversary of the first closing date and 1.00% of net assets thereafter. In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company's cumulative realized capital gains on all direct investments determined net of cumulative realized and unrealized losses on all investments of any type. The Incentive Carried Interest will be determined annually as of the end of each year. Pursuant to the Investment Sub-Advisory Agreement, U.S. Trust Company pays an investment management fee to U.S. Trust NY.

  U.S Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a state-chartered bank and trust company and a member of the Federal Reserve System. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of Charles Schwab Corporation ("Schwab").

  Pursuant to an Administrative and Accounting Service Agreement, the Company retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as Administrator and Accounting Service Agent. In addition, PFPC Trust Company serves as the Company's custodian, and PFPC serves as transfer agent. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses.

  Charles Schwab & Co. Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Company's distributor. U.S. Trust Company or an affiliate will pay the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in this offering. Pursuant to the Distribution Agreement, the Distributor may enter into agreements with one or more financial intermediaries ("Selling Agents") relating to the purchase of units through such Selling Agents acting as brokers or agents for their customers. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from this offering.

Note 3 -- Purchases and Sales of Securities:

  Excluding short-term investments, the Company had no purchases or sales of securities for the period ended April 30, 2001.

Note 4 -- Contingent Liabilities

  The Company has entered into an agreement with the Distributor whereby the Distributor will pay the organization expenses of the Company if the Company receives less than $175,000,000 in subscriptions. In the event the Company does receive subscriptions totaling $175,000,000 or more, the Company will pay its own organization expenses, and each member's share of these costs will be deducted from his or her initial capital contribution on or shortly after the final subscription closing.

  The Company estimates organization expenses to be $50,000, comprised of $10,000 for audit fees and $40,000 for legal and consulting fees. As a result of the Company's final closing held on May 11, 2001, the Distributor will pay these organizational expenses.

Note 5 -- Subsequent Events

  On May 11, 2001 the Company completed its second closing. At which time the Company admitted 27 new members and received $3,550,000 of additional capital. The new members were issued 7,100 units of the Company. In addition, the Company received $21,466,000 of additional capital from Excelsior Venture Investors III, LLC (the "Feeder") from the second closing. The Feeder was issued 42,932 shares of the Company, which increased its percentage ownership of the Company to 63.24%.

  On May 17, 2001 the Company paid a dividend to its members of record on May 11, 2001 of $1.99 per unit.